AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 33.6%
	REITS — 33.0%
10,000	Alexandria Real Estate Equities, Inc. - REIT	$1,556,100
37,876	American Assets Trust, Inc. - REIT	1,109,388
36,075	Annaly Capital Management, Inc. - REIT	781,745
75,755	Arbor Realty Trust, Inc. - REIT	1,127,234
72,550	Brandywine Realty Trust - REIT	501,321
9,600	Camden Property Trust - REIT	1,155,168
14,000	Digital Realty Trust, Inc. - REIT	1,574,440
11,000	Federal Realty Investment Trust - REIT	1,222,100
104,676	Global Medical REIT, Inc. - REIT	1,057,228
10,000	Highwoods Properties, Inc. - REIT	298,000
36,000	Kimco Realty Corp. - REIT	825,120
75,199	KKR Real Estate Finance Trust, Inc. - REIT	1,244,543
486,573	Macerich Co. - REIT[1]	6,179,477
105,193	Medical Properties Trust, Inc. - REIT	1,380,132
74,112	Piedmont Office Realty Trust, Inc. - Class A - REIT	771,506
28,000	Regency Centers Corp. - REIT	1,860,040
40,000	Rexford Industrial Realty, Inc. - REIT	2,211,600
70,000	Sabra Health Care REIT, Inc. - REIT	903,700
38,400	Simon Property Group, Inc. - REIT	4,586,496
23,000	SL Green Realty Corp. - REIT	965,080
19,675	Spirit Realty Capital, Inc. - REIT	814,939
14,500	STAG Industrial, Inc. - REIT	477,195
170,450	Vornado Realty Trust - REIT[1]	4,310,680
		36,913,232
	VENTURE CAPITAL — 0.6%
35,000	Newlake Capital Partners, Inc. - REIT	615,300
	TOTAL COMMON STOCKS
	(Cost $43,993,081)	37,528,532
	EXCHANGE-TRADED FUNDS — 1.6%
20,000	iShares U.S. Real Estate ETF	1,783,400
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,734,436)	1,783,400
	PREFERRED STOCKS — 71.7%
	COMMERCIAL SERVICES — 1.9%
51,500	Triton International Ltd. - Series C, 7.375%[2,3]	1,290,590
35,454	Triton International Ltd. - Series D, 6.875%[2,3]	851,605
		2,142,195
	REAL ESTATE — 0.7%
32,452	Seritage Growth Properties - Series A, 7.000%[2]	770,735

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2022 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS — 65.8%
145,986	AGNC Investment Corp. - Series C, 9.190% (3-Month USD Libor + 511.1 basis points)[1,2,4]	$3,601,475
59,017	AGNC Investment Corp. - Series D, 6.875% (3-Month USD Libor + 433.2 basis points)[1,2,4]	1,238,767
46,015	AGNC Investment Corp. - Series E, 6.500% (3-Month USD Libor + 499.3 basis points)[2,4]	993,004
31,100	AGNC Investment Corp. - Series F, 6.125% (3-Month USD Libor + 469.7 basis points)[2,4]	639,727
20,000	AGNC Investment Corp. - Series G, 7.750% (USD 5 Year Tsy + 439 basis points)[2,4]	435,000
66,316	American Homes 4 Rent - Series G, 5.875%[1,2]	1,476,857
19,659	American Homes 4 Rent - Series H, 6.250%[2]	455,892
74,673	Annaly Capital Management, Inc. - Series F, 8.667% (3-Month USD Libor + 499.3 basis points)[1,2,4]	1,822,021
39,250	Annaly Capital Management, Inc. - Series G, 6.500% (3-Month USD Libor + 417.2 basis points)[2,4]	902,750
72,916	Annaly Capital Management, Inc. - Series I, 6.750% (3-Month USD Libor + 498.9 basis points)[1,2,4]	1,674,151
75,098	Arbor Realty Trust, Inc. - Series D, 6.375%[1,2]	1,369,788
92,000	Arbor Realty Trust, Inc. - Series E, 6.250%[1,2]	1,654,160
85,000	Arbor Realty Trust, Inc. - Series F, 6.250% (SOFR Rate + 544 basis points)[2,4]	1,691,500
94,448	Armada Hoffler Properties, Inc. - Series A, 6.750%[2]	1,936,184
19,046	Centerspace, 6.625%[1,2]	469,482
85,575	Chatham Lodging Trust - Series A, 6.625%[1,2]	1,707,221
54,036	Chimera Investment Corp. - Series A, 8.000%[1,2]	1,058,025
23,812	Chimera Investment Corp. - Series B, 8.000% (3-Month USD Libor + 579.1 basis points)[1,2,4]	511,006
74,632	Chimera Investment Corp. - Series C, 7.750% (3-Month USD Libor + 474.3 basis points)[2,4]	1,412,784
75,733	Chimera Investment Corp. - Series D, 8.000% (3-Month USD Libor + 537.9 basis points)[1,2,4]	1,528,292
65,305	CorEnergy Infrastructure Trust, Inc., 7.375%[2]	823,496
30,596	CTO Realty Growth, Inc. - Series A, 6.375%[2]	654,142
76,379	DiamondRock Hospitality Co. - Series A, 8.250%[1,2]	1,886,561
2,163	Digital Realty Trust, Inc. - Series J, 5.250%[2]	46,937
80,000	EPR Properties - Series G, 5.750%[2]	1,456,800
48,338	Franklin BSP Realty Trust, Inc. - Series E, 7.500%[2]	913,105
52,191	Global Net Lease, Inc. - Series A, 7.250%[1,2]	1,182,126
57,288	Global Net Lease, Inc. - Series B, 6.875%[2]	1,250,024
48,948	Hersha Hospitality Trust - Series C, 6.875%[1,2]	1,018,118
132,283	Hersha Hospitality Trust - Series D, 6.500%[1,2]	2,591,424
159,734	Hersha Hospitality Trust - Series E, 6.500%[1,2]	3,108,424
17,754	iStar, Inc. - Series G, 7.650%[2]	436,926
46,789	iStar, Inc. - Series I, 7.500%[1,2]	1,150,542
154,500	KKR Real Estate Finance Trust, Inc. - Series A, 6.500%[1,2]	2,742,375

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2022 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
47,621	National Storage Affiliates Trust - Series A, 6.000%[1,2]	$1,092,426
11,159	Necessity Retail REIT, Inc. - Series A, 7.500%[2]	230,880
54,443	Pebblebrook Hotel Trust - Series E, 6.375%[1,2]	1,003,384
91,941	Pebblebrook Hotel Trust - Series F, 6.300%[2]	1,713,780
88,389	Pebblebrook Hotel Trust - Series G, 6.375%[1,2]	1,622,822
100,000	Pebblebrook Hotel Trust - Series H, 5.700%[1,2]	1,665,000
47,902	PennyMac Mortgage Investment Trust - Series B, 8.000% (3-Month USD Libor + 599 basis points)[1,2,4]	1,045,222
67,000	PennyMac Mortgage Investment Trust - Series C, 6.750%[2]	1,194,610
16,900	PS Business Parks, Inc. - Series Z, 4.875%[2]	246,909
4,330	Public Storage - Series F, 5.150%[2]	97,295
32,337	Public Storage - Series N, 3.875%[2]	546,495
7,471	Rithm Capital Corp. - Series A, 7.500% (3-Month USD Libor + 580.2 basis points)[2,4]	154,650
57,113	Rithm Capital Corp. - Series B, 7.125% (3-Month USD Libor + 564 basis points)[1,2,4]	1,182,239
98,129	Rithm Capital Corp. - Series C, 6.375% (3-Month USD Libor + 496.9 basis points)[1,2,4]	1,784,967
211,759	RLJ Lodging Trust, 1.950%[1,5]	5,230,447
11,056	RPT Realty - Series D, 7.250%[5]	566,620
34,765	SL Green Realty Corp. - Series I, 6.500%[1,2]	691,476
52,665	Summit Hotel Properties, Inc. - Series E, 6.250%[2]	938,490
108,000	Summit Hotel Properties, Inc. - Series F, 5.875%[2]	1,866,240
66,121	Sunstone Hotel Investors, Inc. - Series H, 6.125%[1,2]	1,282,080
70,000	Sunstone Hotel Investors, Inc. - Series I, 5.700%[1,2]	1,267,350
53,972	TPG RE Finance Trust, Inc. - Series C, 6.250%[1,2]	895,390
34,000	UMH Properties, Inc. - Series D, 6.375%[1,2]	785,995
30,162	Vornado Realty Trust - Series M, 5.250%[1,2]	491,942
		73,435,795
	TELECOMMUNICATIONS — 3.3%
39,587	DigitalBridge Group, Inc. - Series H, 7.125%[1,2]	732,359
59,892	DigitalBridge Group, Inc. - Series I, 7.150%[1,2]	1,140,344
95,867	DigitalBridge Group, Inc. - Series J, 7.125%[2]	1,804,217
		3,676,920
	TOTAL PREFERRED STOCKS
	(Cost $94,986,277)	80,025,645

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 3.2%
3,602,313	Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.74%[1,6]	$3,602,313
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,602,313)	3,602,313
	TOTAL INVESTMENTS — 110.1%
	(Cost $144,316,107)	122,939,890
	Liabilities in Excess of Other Assets — (10.1)%	(11,233,520)
	TOTAL NET ASSETS — 100.0%	$111,706,370

REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of November 30, 2022, the aggregate value of those securities was $38,779,370, representing 34.7% of net assets.
[2]Callable.
[3]Foreign security denominated in U.S. Dollars.
[4]Variable rate security.
[5]Convertible security.
[6]The rate is the annualized seven-day yield at period end.